Related party transactions - Summary of Related Party Transaction (Parenthetical) (Detail) - Shanghai Guangcheng Information [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Apr. 01, 2021 USD ($)
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 5.0
Debt Instrument, Interest Rate, Stated Percentage	3.50%	3.50%
Loan amount obtained from related party	$ 1.5	¥ 10.0